Accounts Payable	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Accounts payable
12	Accounts payable

	12/31/2025	12/31/2024
Accrued liabilities (i)	17,558	16,533
Temporary deposit from clients (ii)	12,232	11,561
Dividends payable	2,560	3,791
Lease payable – prior month expense	1,482	1,840
Related Parties (iii)	1,456	805
Treasury shares acquisition	—	810
Other payables	2,813	3,327

Current	38,101	38,667

Other payables	6	—

Non-current	6	—

(i)	Fees, commissions, and other payables.
(ii)	Comprises temporal payments made by client to invest in Mexican Investment Fund through the investment manager.
(iii)	Refers to a related party transaction. See Note 22 (e) for more details.
(iv)	Please see note 24 for further details.